INVESTMENTS IN REHABILITATION AND OTHER FUNDS	12 Months Ended
Jun. 30, 2024
Miscellaneous non-current assets [abstract]
INVESTMENTS IN REHABILITATION AND OTHER FUNDS	INVESTMENTS IN REHABILITATION AND OTHER FUNDS

ACCOUNTING POLICIES
Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk Cell Captive, held within Guardrisk Insurance Company Limited (“GICL”) or “Guardrisk” are non-derivative financial assets categorised as financial assets measured at fair value through profit and loss as the funds are invested by Guardrisk in liquid money market funds. These assets are initially measured at fair value and subsequent changes in fair value are recognised in profit or loss as they arise and included in finance income. The investments in GICL are for the sole use of environmental financial guarantees, Directors’ and Officers’ insurance and other insurance requirements.

The investment in the Guardrisk Cell Captive are for the sole use as determined in the insurance policies and are therefore included in non-current assets.

Investment in Guardrisk Cell Captive – Funding of environmental rehabilitation activities (refer note 11)
A ring-fenced policy, issued by GICL who issued rehabilitation financial guarantees, replaced the old environmental rehabilitation policy which lapsed in FY2022. The funds are ring-fenced for the sole objective of future rehabilitation during and at the end of the relevant life of mine.

Environmental rehabilitation payments to reduce the environmental rehabilitation obligations and ongoing rehabilitation expenditure are mostly funded by cash generated from operations.

GICL has guarantees in issue amounting to R951.8 million (2023: R951.8 million) to the DMRE on behalf of DRDGOLD related to the environmental obligations. The funds for environmental rehabilitation in the cell captive serve as collateral for these guarantees.
Investment in Guardrisk Cell Captive – Directors’ and Officers’ insurance
During the current year premiums were paid into the Guardrisk Cell Captive for the creation of self-insurance for the Group’s Directors and Officers. The policy came to an end on June 30, 2024. The funds remain within the cell captive for future insurance applications.

Investment in Guardrisk Cell Captive – Other funds
These are existing funds within the cell captive which were previously part of the old environmental rehabilitation policy held for purposes of obtaining environmental rehabilitation guarantees. The funds remain within the cell captive for future insurance applications.

Amounts in R million	Note	2024	2023

Investment in Guardrisk Cell Captive (a)		912.5	789.7
Balance at the beginning of the year		789.7	710.8
Contributions		38.3	28.4
Growth	6	84.5	50.5
Investments in rehabilitation and other funds		912.5	789.7

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		912.5	789.7
Environmental rehabilitation		697.5	630.6
Directors’ and Officers’ insurance		108.5	61.3
Other funds		106.5	97.8

CREDIT RISK
The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation trust funds and the Guardrisk Cell Captive.
The Group manages its exposure to credit risk by mandating the Guardrisk Cell Captive to diversify the funds across a number of funds in low-risk, interest-bearing cash and cash equivalents.
12 INVESTMENTS IN REHABILITATION AND OTHER FUNDS continued

MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.

Amounts in R million	2024	2023

100bp increase	9.1	7.9
100bp (decrease)	(9.1)	(7.9)

FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of investment in Guardrisk Cell Captive approximate their carrying value due to the short-term maturities of the underlying funds invested by Guardrisk.